World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2013

Dates Covered
Collections Period	04/17/13 - 05/31/13
Interest Accrual Period	05/29/13 - 06/16/13
30/360 Days	16
Actual/360 Days	19
Distribution Date	06/17/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	924,696,957.18	54,027
Original Yield Supplement Overcollateralization Amount	15,859,091.95	0

Aggregate Starting Principal Balance	940,556,049.13	54,027
Principal Payments	45,393,089.37	1,286
Defaulted Receivables	0.00	0
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/13	14,876,006.04	0

Pool Balance at 05/31/13	880,286,953.72	52,741

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	5,785,228.07	549
Past Due 61-90 days	520,818.30	39
Past Due 91 + days	0.00	0

Total	6,306,046.37	588

Total 31+ Delinquent as % Ending Pool Balance	0.72%

Recoveries	-345.00

Aggregate Net Losses/(Gains) - May 2013	345.00

Overcollateralization Target Amount	39,612,912.92
Actual Overcollateralization	24,460,966.65

Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	4.75%
Weighted Average Remaining Term	56.68

Flow of Funds	$ Amount

Collections	49,366,236.45
Advances	53,452.13
Investment Earnings on Cash Accounts	217.13
Servicing Fee	(1,149,568.50)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	48,270,337.21

Distributions of Available Funds
(1) Class A Interest	195,803.65
(2) First Priority Principal Distributable Amount	4,647,046.28
(3) Class B Interest	9,520.63
(4) Second Priority Principal Distributable Amount	18,957,000.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	24,460,966.65
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	48,270,337.21

Servicing Fee	1,149,568.50
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Original Note Balance	903,891,000.00
Principal Paid	48,065,012.93
Note Balance @ 06/17/13	855,825,987.07

Class A-1
Original Note Balance	245,000,000.00
Principal Paid	48,065,012.93
Note Balance @ 06/17/13	196,934,987.07
Note Factor @ 06/17/13	80.3816274%

Class A-2
Original Note Balance	275,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	275,000,000.00
Note Factor @ 06/17/13	100.0000000%

Class A-3
Original Note Balance	270,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	270,000,000.00
Note Factor @ 06/17/13	100.0000000%

Class A-4
Original Note Balance	94,934,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	94,934,000.00
Note Factor @ 06/17/13	100.0000000%

Class B
Original Note Balance	18,957,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	18,957,000.00
Note Factor @ 06/17/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	205,324.28
Total Principal Paid	48,065,012.93

Total Paid	48,270,337.21

Class A-1
Coupon	0.23000%
Interest Paid	29,740.28
Principal Paid	48,065,012.93

Total Paid to A-1 Holders	48,094,753.21

Class A-2
Coupon	0.43000%
Interest Paid	52,555.56
Principal Paid	0.00

Total Paid to A-2 Holders	52,555.56

Class A-3
Coupon	0.64000%
Interest Paid	76,800.00
Principal Paid	0.00

Total Paid to A-3 Holders	76,800.00

Class A-4
Coupon	0.87000%
Interest Paid	36,707.81
Principal Paid	0.00

Total Paid to A-4 Holders	36,707.81

Class B
Coupon	1.13000%
Interest Paid	9,520.63
Principal Paid	0.00

Total Paid to B Holders	9,520.63

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2271560
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	53.1756738

Total Distribution Amount	53.4028298

A-1 Interest Distribution Amount	0.1213889
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	196.1837262

Total A-1 Distribution Amount	196.3051151

A-2 Interest Distribution Amount	0.1911111
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.1911111

A-3 Interest Distribution Amount	0.2844444
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.2844444

A-4 Interest Distribution Amount	0.3866666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.3866666

B Interest Distribution Amount	0.5022224
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.5022224

Noteholders’ First Priority Principal Distributable Amount	96.68
Noteholders’ Second Priority Principal Distributable Amount	394.40
Noteholders’ Principal Distributable Amount	508.91

Account Balances	$ Amount
Advances
Balance as of 05/29/13	0.00
Balance as of 05/31/13	53,452.13
Change	53,452.13

Reserve Account
Balance as of 05/29/13	2,311,742.39
Investment Earnings	10.30
Investment Earnings Paid	(10.30)
Deposit/(Withdrawal)	—
Balance as of 06/17/13	2,311,742.39
Change	—

Required Reserve Amount	2,311,742.39